Acquisitions (Details Narrative) (10-K) - USD ($)					1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 26, 2020	Jul. 29, 2019	Jan. 07, 2019	Jan. 04, 2019	Mar. 31, 2019	Feb. 28, 2021	May 31, 2020
Business Acquisition [Line Items]
Purchase price	$ 315,000					$ 466,389
Percentage interest acquired	49.00%
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Number of share issued			700,000	300,000	2,000,000
Purchase price							$ 6,090,000
Revenue							38,000
Net income (loss)							$ 400,000
The Simplicity Esports, LLC [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued							3,000,000
Purchase price							$ 6,090,000
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Number of share issued		750,000
Purchase price							1,440,000
Revenue							442,000
Net income (loss)							$ 72,000
PLAYLive Nation, Inc [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued							750,000
Purchase price							$ 1,440,000